1. Description of Business and Summary of Significant Accounting Policies (Details)	Dec. 31, 2015 USD ($)
Description Of Business And Summary Of Significant Accounting Policies Details
December 31, 2016	$ 1,311,836
December 31, 2017	862,103
December 31, 2018	790,429
December 31, 2019	781,262
December 31, 2020	220,838
Thereafter	1,543,174
Amortization expense related to intangible assets	$ 5,509,642